Derivative instruments and hedging activities - Schedule of derivative instruments in statement of financial position fair value (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Carrying amount of the hedged liabilities	¥ 1,164	¥ 1,098
Cumulative gains/(losses) of fair value hedging adjustment included in the carrying amount of the hedged liabilities	2	(36)
Long-term borrowings [Member]
Carrying amount of the hedged liabilities	1,164	1,098
Cumulative gains/(losses) of fair value hedging adjustment included in the carrying amount of the hedged liabilities	¥ 2	¥ (36)